IFRS 16 'Leases' - Schedule of Right of Use Asset and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Right-of-use asset	$ 3,088	$ 3,721
Lease liabilities: Current	774	764	347
Lease liabilities: Non-current	2,167	2,646	449
Lease liabilities	2,940	3,410	$ 3,410
Depreciation expense	663
Financial expenses	124
Cash paid for amounts included in the measurement of lease liabilities	884
Right of use assets obtained in exchange for new lease liabilities	28
Properties [Member]
Statement Line Items [Line Items]
Right-of-use asset	2,898	3,368
Depreciation expense	470
Vehicles [Member]
Statement Line Items [Line Items]
Right-of-use asset	190	$ 353
Depreciation expense	$ 193